SHARE-BASED COMPENSATION - Summary of Company's restricted share units under 2020 Share Incentive Plan (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unrecognized compensation expense | ¥	¥ 3,763.3	¥ 3,763.3
Recognized weighted-average period	3 years
Share-based compensation expenses recognized for restricted share units | ¥			¥ 34.3	¥ 34.3
2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance | shares	2,442,123		0
Granted | shares	44,012,712		2,525,730
Vested | shares	(576,720)		0
Forfeited or Cancelled | shares	(4,375,617)		(83,607)
Ending balance | shares	41,502,498		2,442,123
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		¥ 11.72		¥ 0
Granted | $ / shares		5.90		11.85
Vested | $ / shares		7.89		0
Forfeited or Cancelled | $ / shares		7.05		15.89
Ending balance | $ / shares		¥ 6.08		¥ 11.72
Unrecognized compensation expense | ¥	¥ 1,249.6	¥ 1,249.6
Recognized weighted-average period	3 years 3 months 18 days
Share-based compensation expenses recognized for restricted share units | ¥	¥ 361.1	¥ 361.1
2022 Share Incentive Plan and Shengdu Acquisition
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Granted | shares	170,008,293
Ending balance | shares	170,008,293
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Granted | $ / shares		¥ 4.38
Ending balance | $ / shares		¥ 4.38
Share-based compensation expenses recognized for restricted share units | ¥	¥ 1,093.6	¥ 1,093.6
Non-vested RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Total fair value of shares | ¥	29.6		¥ 0.0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unrecognized compensation expense | ¥	¥ 1,604.1	¥ 1,604.1
Recognized weighted-average period	2 years 1 month 6 days